INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property
Operating investment properties at fair value	$ 13,600	$ 16,700
Investment property pledged as security	59,000	76,700
Borrowing costs capitalised	$ 225	344
Discount rate
Disclosure of detailed information about investment property
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Terminal capitalization rate
Disclosure of detailed information about investment property
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Commercial developments
Disclosure of detailed information about investment property
Construction in progress	$ 1,302	1,326
Construction and other related costs capitalised	1,261	1,280
Borrowing costs capitalised	$ 41	$ 46
Capitalisation rate of borrowing costs eligible for capitalisation (percent)	7.50%	5.40%